NOTES PAYABLE AND DERIVATIVE LIABILITY	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Debt Disclosure [Abstract]
NOTES PAYABLE AND DERIVATIVE LIABILITY

NOTES PAYABLE AND DERIVATIVE LIABILITY

At fiscal quarter ended June 30, 2012, the Company had notes payable in the amount of $311,464, compared to $221,329, in the prior fiscal quarter ended June 30, 2011. The notes included a note payable to an unaffiliated party in the amount of $102,376, which is not secured by collateral of the company, carries accrued interest of 6%and is due on demand by the holder. The second note payable is to an affiliated company of our President in the amount of $9,088, is not secured by collateral of the company, carries no interest, and is due on demand by the holder.

A third note payable was issued to an unaffiliated party on February 27, 2012 in the aggregate amount of $58,000. The note carries an interest rate of 8%, is not secured by collateral of the company, and has a maturity date of November 29, 2012. The note has conversion rights beginning after month six (6). The variable conversion price is 58% of the market price, which is calculated by the average three (3) lowest closing bid prices as quoted on the applicable trading market (the “OTCBB”) during the previous ten (10) trading days. The note holder may not own any more than 4.99% of the company’s outstanding common stock. The Company recognizes the conversion option of the note (an embedded derivative) as a derivative liability.

Derivative Liability

ASC Topic 815 (“ASC 815”) requires that all derivative financial instruments be recorded on the balance sheet at fair value. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates.

The Company issued convertible notes and has evaluated the terms and conditions of the conversion features contained in the notes to determine whether they represent embedded or freestanding derivative instruments under the provisions of ASC 815. The Company determined that the conversion features contained in the notes represent freestanding derivative instruments that meet the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instruments in the notes is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instruments of the convertible notes was measured at the inception date of the notes and warrants and each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date.

The Company valued the conversion features in its convertible notes using the Black-Scholes model. The Black-Scholes model values the embedded derivatives based on a risk-free rate of return ranging from 0.29% to 0.30%, grant dates at 2/27/2012 and 6/30/2012, the term of convertible note, conversion prices is 58% of stock bid price at date of note conversion, current stock prices on the measurement date ranging from $0.0019 to $0.0070, and the computed measure of the Company’s stock volatility, ranging from 2,342.87% to 2,242.33%.

Included in the June 30, 2012 financial statements is a derivative liability in the amount of $149,072 to account for this transaction. It will be revalued quarterly henceforth and adjusted as a gain or loss to the consolidated statements of operations depending on its value at that time.

Included in our Consolidated Statements of Operations for the quarter ended June 30, 2012 are $(2,840) in change of fair value of derivative and $91,072 of total accrued debt discount amortization in non-cash charges pertaining to the derivative liability as it pertains to the changes on derivative liability and debt discount, respectively.

TCA Agreement

On April 27, 2012, Company entered into a securities purchase agreement (the “Purchase Agreement”) with TCA Global Credit Master Fund, LP, a Cayman Islands limited partnership (“TCA”), pursuant to which TCA purchased from the Company a two hundred thousand dollar ($200,000) senior secured redeemable debenture (the “Debenture”). As consideration for entering into the Purchase Agreement, the Company paid to TCA (i) a transaction advisory fee in the amount of six thousand dollars ($6,000), (ii) a due diligence fee equal to four thousand dollars ($4,000), and (iii) document review and legal fees in the amount of ten thousand dollars ($10,000).

As further consideration, the Company agreed to issue to TCA that number of shares of the Company’s common stock that equals twenty five thousand dollars ($25,000) (the “Incentive Shares”). It is the intention of the Company and TCA that the value of the Incentive Shares shall equal $25,000. In the event the value of the Incentive Shares issued to TCA does not equal $25,000 after a nine month evaluation date, the Purchase Agreement provides for an adjustment provision allowing for necessary action (either the issuance of additional shares to TCA or the return of shares previously issued to TCA to the Company’s treasury) to adjust the number of Incentive Shares issued.

First Pledge and Escrow Agreement

On April 27, 2012, in connection with the Purchase Agreement, the Company entered into a pledge and escrow agreement (the “First P&E Agreement”), by and among the Company, TCA and David Kahan, P.A., as escrow agent (the “Escrow Agent”). Pursuant to the terms of the First P&E Agreement, and in order to secure the full and prompt payment when due of all of the Company’s obligations to TCA under the Debenture, the Purchase Agreement and any other transaction documents, the Company agreed to issue and irrevocably pledge to TCA the lesser of (i) 4.99% of the Company’s common stock and (ii) 200% of the outstanding amount under the Debenture, subject to adjustment pursuant to the terms of the Purchase Agreement. Upon timely payment in full of all obligations under the transaction documents, TCA will notify the Escrow Agent in writing and the Escrow Agent shall return the pledged materials to the Company and all of TCA’s rights in and to the pledged materials and other collateral shall be terminated. As of the period ending June 30, 2012, the Company has issued 11,516,104 Common shares to the Escrow Agent under this First P&E Agreement.

Second Pledge and Escrow Agreement

On April 27, 2012, in connection with the Purchase Agreement, the Company entered into a pledge and escrow agreement (the “Second P&E Agreement”), by and among the Company, TCA and the Escrow Agent. Pursuant to the terms of the Second P&E Agreement, and in order to secure the full and prompt payment when due of all of the Company’s obligations to TCA under the Debenture, the Purchase Agreement and any other transaction documents, the Company agreed to irrevocably pledge to TCA its entire ownership in Aqualiv, Inc., a Washington corporation (“Aqua Sub”), consisting of 50,000 shares of Aqua Sub’s common stock. Upon timely payment in full of all obligations under the transaction documents, TCA will notify the Escrow Agent in writing and the Escrow Agent shall return the pledged materials to the Company and all of TCA’s rights in and to the pledged materials and other collateral shall be terminated.

First Security Agreement

On April 27, 2012, the Company entered into a security agreement (the “First Security Agreement”) with TCA, related to the issuance of the Debenture. As security for the Company’s obligations to TCA under the Debenture, the Purchase Agreement and any other transaction document, the First Security Agreement grants to TCA a continuing, first priority security interest in all of the Company’s assets, wheresoever located and whether now existing or hereafter arising or acquired.

Second Security Agreement

On April 27, 2012, Focus Systems, Inc., a Washington corporation and wholly-owned subsidiary of the Company (“Focus”) entered into a security agreement (the “Second Security Agreement”) with TCA, related to the issuance of the Debenture. As security for the Company’s obligations to TCA under the Debenture, the Purchase Agreement and any other transaction document, the Second Security Agreement grants to TCA a continuing, first priority security interest in all of the Focus’s assets, wheresoever located and whether now existing or hereafter arising or acquired.

Guaranty Agreement

On April 27, 2012, Focus entered into a guaranty agreement (the “Guaranty Agreement”) with TCA, in connection with the Company’s issuance of the Debenture. Pursuant to the terms of the Guaranty Agreement, Focus has guaranteed and is to act as surety to TCA for the payment of the Liabilities (as defined below) when they become due. The “Liabilities” includes, collectively, (i) the repayment of all sums due under the Debenture and other transaction documents and (ii) the performance and observance of all terms, conditions, covenants, representations and warranties set forth in the transaction documents.

Auctus Agreement

On April 27, 2012, the Company finalized an equity facility (the “Equity Facility”) with Auctus Private Equity Fund, LLC, a Massachusetts corporation (“Auctus”), whereby the parties entered into (i) a drawdown equity financing agreement (the “Equity Agreement”) and (ii) a registration rights agreement (the “Registration Rights Agreement”).

Drawdown Equity Financing Agreement

On April 27, 2012, the Company entered into the Equity Agreement with Auctus. Pursuant to the terms of the Equity Agreement, for a period of twenty-four (24) months commencing on the date of effectiveness of the Registration Statement (as defined below), Auctus shall commit to purchase up to $3,500,000 of the Company’s common stock, par value $0.001 per share (the “Shares”), pursuant to an Advance Request (as defined below) contained in a drawdown notice (“Drawdown Notice”), covering the Registrable Securities (as defined below). The purchase price of the Shares under the Equity Agreement is equal to ninety-three percent (93%) of the average daily bid prices of the Company’s common stock during the five (5) consecutive trading days immediately following the day on which an estimated amount of advance shares have been deposited into Auctus’s brokerage account pursuant to the delivery by the Company of a Drawdown Notice to Auctus in accordance with the terms of the Equity Agreement.

The “Registrable Securities” include (i) the Shares; and (ii) any securities issued or issuable with respect to the Shares by way of exchange, stock dividend or stock split or in connection with a combination of shares, recapitalization, merger, consolidation or other reorganization or otherwise.

As further consideration for Auctus entering into and structuring the Equity Facility, the Company shall pay to Auctus the following fees: (i) five percent (5%) of the Advance Request amount specified in each Drawdown Notice; (ii) a non-refundable origination fee equal to $7,500; (iii) that number of shares of the Company’s common stock that is equal to $57,500.

Registration Rights Agreement

On April 27, 2012, the Company entered into the Registration Rights Agreement with Auctus. Pursuant to the terms of the Registration Rights Agreement, the Company is obligated to file a registration statement (the “Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC’) to cover the Registrable Securities within 45 days of closing. The Company must use its commercially reasonable efforts to cause the Registration Statement to be declared effective by the SEC by a date that is no later than 180 days following closing.

On May 3, 2012, the Company filed Form 8-K with the Securities and Exchange Commission.

NOTES PAYABLE AND DERIVATIVE LIABILITY

At fiscal year ended September 30, 2011, the Company had notes payable in the amount of $189,179, compared to $260,695, in the prior fiscal year. The notes included a note payable to an unaffiliated party in the amount of $165,790, which is not secured by collateral of the company, carries accrued interest of 6%and is due on demand by the holder. The second note payable is to an affiliated company of our President in the amount of $23,338, is not secured by collateral of the company, carries no interest, and is due on demand by the holder.

A third note payable was issued to an unaffiliated party on August 1, 2011 in the aggregate amount of $50,000. The note carries an interest rate of 8%, is not secured by collateral of the company, and has a maturity date of May 3, 2012. The note has conversion rights beginning after month six (6). The variable conversion price is 55% of the market price, which is calculated by the average three (3) lowest closing bid prices as quoted on the applicable trading market (the “OTCBB”) during the previous ten (10) trading days. The note holder may not own any more than 4.99% of the company’s outstanding common stock. The Company recognizes the conversion option of the note (an embedded derivative) as a derivative liability.

Derivative Liability

ASC Topic 815 (“ASC 815”) requires that all derivative financial instruments be recorded on the balance sheet at fair value. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates.

The Company issued convertible notes and has evaluated the terms and conditions of the conversion features contained in the notes to determine whether they represent embedded or freestanding derivative instruments under the provisions of ASC 815. The Company determined that the conversion features contained in the notes represent freestanding derivative instruments that meet the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instruments in the notes is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instruments of the convertible notes was measured at the inception date of the notes and warrants and each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date.

The Company valued the conversion features in its convertible notes using the Black-Scholes model. The Black-Scholes model values the embedded derivatives based on a risk-free rate of return ranging from 0.29% to 0.30%, grant dates at 8/1/2011 and 9/30/2011, the term of convertible note, conversion prices is 55% of stock bid price at date of note conversion, current stock prices on the measurement date ranging from $0.0028 to $0.0051, and the computed measure of the Company’s stock volatility, ranging from 2,342.87% to 2,242.33%.

Included in the September 30, 2011 financial statements is a derivative liability in the amount of $111,111 to account for this transaction. There were no balances in prior periods since this liability arose in 2011. It will be revalued quarterly henceforth and adjusted as a gain or loss to the consolidated statements of operations depending on its value at that time.

Included in our Consolidated Statements of Operations for the year ended September 30, 2011 are $0 in change of fair value of derivative and $61,111 of debt discount amortization in non-cash charges pertaining to the derivative liability as it pertains to the gain on derivative liability and debt discount, respectively.

	30-Sep-11	30-Sep-10

Loss on goodwill impairment, AquaLiv	$315,484	$ -
Loss on goodwill impairment, Focus		583,301
Loss on goodwill impairment, IAI		34,970
Loss on impairment of note receivable		170,000
Net loss on impairments	$315,484	$788,271